Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 100	$ 100
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized shares	600.0	600.0
Common stock, issued shares	255.5	277.3
Common stock, outstanding shares	254.5	276.1